                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                -----------------

Check here if Amendment  [   ] ;  Amendment Number:
                                                    -------

This Amendment  (Check only one.):  [    ] is a restatement.

                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       WASLIC Company II
Address:    802 West Street
            Wilmington, DE  19801


Form 13F File Number:  28-04795
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Daniel Lindley
Title:      President
Phone:      (302) 428-3506

Signature, Place, and Date of Signing:


Daniel F. Lindley                      Wilmington, DE            01/30/02
---------------------------            ---------------           --------------
[Signature]                             [City, State]            [Date]

Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
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         manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]

     Form 13F File Number                  Name

     28-04795
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
                                                                                                      ITEM 6:
                                                                                                INVESTMENT DISCRETION
          ITEM 1:                 ITEM 2:      ITEM 3:     ITEM 4:      ITEM 5:
                                                                                     ----------------------------------
      NAME OF ISSUER          TITLE OF CLASS   CUSIP #     SHARES     FAIR MARKET    (a)SOLE   (b) SHARED-  (c) SHARED-
                                                                      VALUE                    AS DEFINED       OTHER
                                                                                               IN INSTR. V
-------------------------------------------------------------------------------------------------------------------------
WASLIC COMPANY II

APPLIED MATERIALS              Common Stock   038222105      41,000       1,644,100     X
BANK OF NEW YORK               Common Stock   064057102   2,961,000     120,808,800     X
BROADWING                      Common Stock   111620100   4,765,278      45,270,141     X
CINCINNATI FINANCIAL           Common Stock   172062101   4,423,200     168,745,080     X
CONSTELLATION ENERGY GROUP     Common Stock   210371100      23,000         610,650     X
CONVERGYS CORP                 Common Stock   212485106   5,765,278     216,140,272     X
DETROIT EDISON                 Common Stock   233331107      44,000       1,845,360     X
FIFTH THIRD BANCORP            Common Stock   316773100  20,604,426   1,263,669,458     X
GREAT PLAINS ENERGY INC.       Common Stock   391164100     113,000       2,847,600     X
ITC DELTACOM                   Common Stock   45031T104      40,000          34,800     X
INTEL CORPORATION              Common Stock   458140100      64,000       2,012,800     X
INTL BUSINESS MACHINES         Common Stock   459200101       4,300         520,128     X
J P MORGAN                     Common Stock   46625H100      22,200         806,970     X
LEXMARK                        Common Stock   529771107      72,700       4,289,300     X
MAGNA INTERNATIONAL INC CL A   Common Stock   559222401     100,700       6,391,429     X
MASCO CORP                     Common Stock   574599106      87,300       2,138,850     X
MCLEOD INC                     Common Stock   582266102     100,000          37,000     X
NRG ENERGY INC                 Common Stock   629377102      30,000         465,000     X
NISOURCE INC                   Common Stock   65473P105     105,000       2,421,300     X
NORTEL NETWORKS CORP           Common Stock   656568102      38,000         283,480     X
NORTH FORK BANCORP             Common Stock   659424105      38,300       1,225,217     X
NORTHWESTERN CORP              Common Stock   668074107     278,000       5,851,900     X
OHIO CASUALTY CORP             Common Stock   677240103     928,100      14,896,005     X
ONLINE RESOURCES & COMM CORP   Common Stock   68273G101      71,284         163,953     X
PUGET SOUND ENERGY INC         Common Stock   745310102      90,000       1,970,100     X
SCHLUMBERGER LTD               Common Stock   806857108      11,300         620,935     X
SPRINT CORP (FON GROUP)        Common Stock   852061100      50,000       1,004,000     X
SUN MICROSYSTEMS               Common Stock   866810104      47,400         583,020     X
U S BANCORP                    Common Stock   902973304  15,254,305     319,272,604     X
US FREIGHTWAYS CORP            Common Stock   916906100       8,300         260,620     X
VERIZON COMMUNICATIONS         Common Stock   92343V104      22,900       1,086,834     X
WEATHERFORD INTERNATIONAL      Common Stock   947074100      50,000       1,863,000     X
WILLIAMS COMM GROUP            Common Stock   969455104      41,119          96,630     X
WILLIAMS COS INC               Common Stock   969457100      50,000       1,276,000     X

                       TOTAL                             56,345,390  $2,191,153,336


                                                                     ITEM 8:
                                                                VOTING AUTHORITY
          ITEM 1:                  ITEM 7:                          (shares)
                                                     -----------------------------------
      NAME OF ISSUER              MANAGERS             (a)SOLE     (b) SHARED   (c) NONE

                                SEE INSTR. V
----------------------------------------------------------------------------------------
WASLIC COMPANY II

APPLIED MATERIALS                                        41,000
BANK OF NEW YORK                                      2,961,000
BROADWING                                             4,765,278
CINCINNATI FINANCIAL                                  4,423,200
CONSTELLATION ENERGY GROUP                               23,000
CONVERGYS CORP                                        5,765,278
DETROIT EDISON                                           44,000
FIFTH THIRD BANCORP                                  20,604,426
GREAT PLAINS ENERGY INC.                                113,000
ITC DELTACOM                                             40,000
INTEL CORPORATION                                        64,000
INTL BUSINESS MACHINES                                    4,300
J P MORGAN                                               22,200
LEXMARK                                                  72,700
MAGNA INTERNATIONAL INC CL A                            100,700
MASCO CORP                                               87,300
MCLEOD INC                                              100,000
NRG ENERGY INC                                           30,000
NISOURCE INC                                            105,000
NORTEL NETWORKS CORP                                     38,000
NORTH FORK BANCORP                                       38,300
NORTHWESTERN CORP                                       278,000
OHIO CASUALTY CORP                                      928,100
ONLINE RESOURCES & COMM CORP                             71,284
PUGET SOUND ENERGY INC                                   90,000
SCHLUMBERGER LTD                                         11,300
SPRINT CORP (FON GROUP)                                  50,000
SUN MICROSYSTEMS                                         47,400
U S BANCORP                                          15,254,305
US FREIGHTWAYS CORP                                       8,300
VERIZON COMMUNICATIONS                                   22,900
WEATHERFORD INTERNATIONAL                                50,000
WILLIAMS COMM GROUP                                      41,119
WILLIAMS COS INC                                         50,000

                       TOTAL                         56,345,390